UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295
Date of fiscal year end: October 31

Date of reporting period:  January 31, 2013

Item 1. Schedule of Investments.

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 79.8%
	CONSUMER DISCRETIONARY – 9.6%
862	Advance Auto Parts, Inc.	$63,374
2,481	Cooper Tire & Rubber Co	63,166
3,245	Ctrip.com International Ltd. - ADR*	64,284
2,268	General Motors Co.*	63,708
1,800	GNC Holdings, Inc. - Class A	64,692
1,162	Las Vegas Sands Corp.	64,201
402	Panera Bread Co. - Class A*	64,244
1,293	Penn National Gaming, Inc.*	62,917
4,136	Pinnacle Entertainment, Inc.*	64,315
383	Ralph Lauren Corp.	63,762
2,909	Select Comfort Corp.*	64,056
1,218	Vail Resorts, Inc.	64,371
		767,090
	CONSUMER STAPLES – 4.8%
2,364	Flowers Foods, Inc.	63,544
1,117	Hain Celestial Group, Inc.*	63,658
962	Ingredion, Inc.	63,559
2,296	Mondelez International, Inc. - Class A	63,806
2,723	Smithfield Foods, Inc.*	63,473
910	Wal-Mart Stores, Inc.	63,655
		381,695
	ENERGY – 3.2%
2,617	Cobalt International Energy, Inc.*	63,358
2,522	Peabody Energy Corp.	63,428
3,537	Petroleo Brasileiro S.A. - ADR	63,985
1,864	Suncor Energy, Inc.	63,413
		254,184
	FINANCIALS – 13.6%
750	ACE Ltd.	63,998
5,244	Banco do Brasil S.A. - ADR	64,082
3,885	Brookfield Office Properties, Inc.	63,908
764	Canadian Imperial Bank of Commerce	63,687
1,129	Capital One Financial Corp.	63,585
786	Chubb Corp.	63,124
4,893	CYS Investments, Inc. - REIT	63,609
1,781	First Republic Bank	63,564
3,786	Forest City Enterprises, Inc. - Class A*	64,021
4,208	Grupo Financiero Santander Mexico S.A.B. de C.V. - ADR - Class B	65,434
1,035	Home Properties, Inc. - REIT	63,622
1,744	Nationstar Mortgage Holdings, Inc.*	62,941
2,413	PennyMac Mortgage Investment Trust - REIT	64,186
2,947	PHH Corp.*	64,480

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
1,097	Prudential Financial, Inc.	$63,494
2,247	SunTrust Banks, Inc.	63,747
1,921	U.S. Bancorp	63,585
		1,085,067
	HEALTH CARE – 16.7%
737	Actavis, Inc.*	63,669
3,344	Affymax, Inc.*	62,901
3,177	Ariad Pharmaceuticals, Inc.*	63,159
3,491	Auxilium Pharmaceuticals, Inc.*	64,234
1,452	Cardinal Health, Inc.	63,612
1,473	Cubist Pharmaceuticals, Inc.*	63,398
1,469	Cyberonics, Inc.*	63,696
1,191	Express Scripts Holding Co.*	63,623
1,746	Forest Laboratories, Inc.*	63,380
2,349	Health Net, Inc.*	63,893
3,464	Incyte Corp. Ltd.*	63,668
6,501	InterMune, Inc.*	64,035
1,155	Medivation, Inc.*	62,786
2,249	Mylan, Inc.*	63,579
820	Onyx Pharmaceuticals, Inc.*	63,566
5,009	Spectrum Pharmaceuticals, Inc.	63,164
1,378	Synageva BioPharma Corp.*	63,746
1,669	Teva Pharmaceutical Industries Ltd. - ADR	63,405
1,419	Vertex Pharmaceuticals, Inc.*	63,543
2,382	ViroPharma, Inc.*	63,504
2,545	Volcano Corp.*	63,727
		1,334,288
	INDUSTRIALS – 4.8%
1,383	Alaska Air Group, Inc.*	63,798
907	Gardner Denver, Inc.	63,826
2,199	Quanta Services, Inc.*	63,705
2,105	Tyco International Ltd.	63,634
4,458	U.S. Airways Group, Inc.*	63,660
1,019	WABCO Holdings, Inc.*	63,850
		382,473
	INFORMATION TECHNOLOGY – 15.1%
1,904	Altera Corp.	63,632
139	Apple, Inc.	63,288
1,919	Broadcom Corp. - Class A	62,272
4,102	Ciena Corp.*	64,237
2,424	CoreLogic, Inc.*	63,606
294	Equinix, Inc.*	63,336

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
2,074	EZchip Semiconductor Ltd.*	$63,858
1,711	Fidelity National Information Services, Inc.	63,495
4,045	Finisar Corp.*	62,698
3,373	Jabil Circuit, Inc.	63,783
4,325	JDS Uniphase Corp.*	62,756
1,170	OSI Systems, Inc.*	63,718
3,788	Procera Networks, Inc.*	63,752
2,078	Qihoo 360 Technology Co., Ltd. - ADR*	63,524
961	QUALCOMM, Inc.	63,455
2,486	SouFun Holdings Ltd. - ADR	64,189
3,931	Teradyne, Inc.*	63,525
3,062	Vantiv, Inc. - Class A*	63,751
403	Visa, Inc. - Class A	63,638
		1,206,513
	MATERIALS – 9.6%
2,283	AngloGold Ashanti Ltd. - ADR	63,970
3,702	ArcelorMittal	63,526
5,483	Gold Fields Ltd. - ADR	63,712
1,800	Goldcorp, Inc.	63,522
4,319	Harry Winston Diamond Corp.*	63,792
3,242	Louisiana-Pacific Corp.*	62,992
1,652	Packaging Corp. of America	63,486
2,914	PolyOne Corp.	63,642
1,665	Sensient Technologies Corp.	63,437
4,719	Stillwater Mining Co.*	63,518
2,851	United States Steel Corp.	63,720
3,301	Vale S.A. - ADR	63,544
		762,861
	TELECOMMUNICATION SERVICES – 2.4%
1,161	China Mobile Ltd. - ADR	63,507
3,020	Nippon Telegraph & Telephone Corp. - ADR	63,601
4,063	Turkcell Iletisim Hizmetleri AS - ADR*	63,545
		190,653
	TOTAL COMMON STOCKS (Cost $6,293,782)	6,364,824

	SHORT-TERM INVESTMENTS – 30.2%
2,402,949	Fidelity Institutional Money Market Fund, 0.12%1	2,402,949

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,402,949)	2,402,949

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	TOTAL INVESTMENTS – 110.0% (Cost $8,696,731)	$8,767,773
	Liabilities in Excess of Other Assets – (10.0)%	(798,675)

	TOTAL NET ASSETS – 100.0%	$7,969,098

	SECURITIES SOLD SHORT – (79.9)%
	EXCHANGE-TRADED FUNDS – (79.9)%
(7,547)	iShares MSCI EAFE Index Fund	$(445,122)
(23,071)	iShares MSCI Emerging Markets Index Fund	(1,020,200)
(16,378)	iShares Russell 2000 Index Fund	(1,467,796)
(11,471)	SPDR S&P 500 ETF Trust	(1,717,209)
(8,644)	SPDR S&P MidCap 400 ETF Trust	(1,718,946)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $6,010,700)	(6,369,273)

	TOTAL SECURITIES SOLD SHORT (Proceeds $6,010,700)	$(6,369,273)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
REIT – Real Estate Investment Trust

As of January 31, 2013, cash of $5,419,078 and all or a portion of each long security has been pledged as collateral for securities sold short. The market value of the securities in the pledged account totaled $2,743,997 as of January 31, 2013.

* Non-income producing security.
1 The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedule of Investments.

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 89.7%
	CONSUMER DISCRETIONARY – 10.8%
167	Advance Auto Parts, Inc.	$12,278
482	Cooper Tire & Rubber Co	12,272
632	Ctrip.com International Ltd. - ADR*	12,520
440	General Motors Co.*	12,360
349	GNC Holdings, Inc. - Class A	12,543
225	Las Vegas Sands Corp.	12,431
78	Panera Bread Co. - Class A*	12,465
251	Penn National Gaming, Inc.*	12,214
803	Pinnacle Entertainment, Inc.*	12,487
74	Ralph Lauren Corp.	12,319
563	Select Comfort Corp.*	12,397
236	Vail Resorts, Inc.	12,472
		148,758
	CONSUMER STAPLES – 5.4%
459	Flowers Foods, Inc.	12,338
217	Hain Celestial Group, Inc.*	12,367
186	Ingredion, Inc.	12,289
446	Mondelez International, Inc. - Class A	12,394
529	Smithfield Foods, Inc.*	12,331
176	Wal-Mart Stores, Inc.	12,311
		74,030
	ENERGY – 3.6%
510	Cobalt International Energy, Inc.*	12,347
489	Peabody Energy Corp.	12,298
684	Petroleo Brasileiro S.A. - ADR	12,374
361	Suncor Energy, Inc.	12,281
		49,300
	FINANCIALS – 15.3%
146	ACE Ltd.	12,458
1,021	Banco do Brasil S.A. - ADR	12,477
754	Brookfield Office Properties, Inc.	12,403
148	Canadian Imperial Bank of Commerce/Canada	12,337
219	Capital One Financial Corp.	12,334
153	Chubb Corp.	12,288
949	CYS Investments, Inc. - REIT	12,337
346	First Republic Bank	12,349
733	Forest City Enterprises, Inc. - Class A*	12,395
817	Grupo Financiero Santander Mexico S.A.B. de C.V. - ADR - Class B	12,704
201	Home Properties, Inc. - REIT	12,356
341	Nationstar Mortgage Holdings, Inc.*	12,307
467	PennyMac Mortgage Investment Trust - REIT	12,422
572	PHH Corp.*	12,515

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
213	Prudential Financial, Inc.	$12,329
436	SunTrust Banks, Inc.	12,369
372	U.S. Bancorp	12,313
		210,693
	HEALTH CARE – 18.8%
143	Actavis, Inc.*	12,354
653	Affymax, Inc.*	12,283
616	Ariad Pharmaceuticals, Inc.*	12,246
677	Auxilium Pharmaceuticals, Inc.*	12,457
282	Cardinal Health, Inc.	12,354
286	Cubist Pharmaceuticals, Inc.*	12,309
285	Cyberonics, Inc.*	12,358
231	Express Scripts Holding Co.*	12,340
339	Forest Laboratories, Inc.*	12,306
457	Health Net, Inc.*	12,430
673	Incyte Corp. Ltd.*	12,370
1,266	InterMune, Inc.*	12,470
224	Medivation, Inc.*	12,177
436	Mylan, Inc.*	12,326
159	Onyx Pharmaceuticals, Inc.*	12,326
974	Spectrum Pharmaceuticals, Inc.	12,282
268	Synageva BioPharma Corp.*	12,398
324	Teva Pharmaceutical Industries Ltd. - ADR	12,309
275	Vertex Pharmaceuticals, Inc.*	12,314
463	ViroPharma, Inc.*	12,343
494	Volcano Corp.*	12,370
		259,122
	INDUSTRIALS – 5.4%
268	Alaska Air Group, Inc.*	12,363
175	Gardner Denver, Inc.	12,315
427	Quanta Services, Inc.*	12,370
409	Tyco International Ltd.	12,364
866	U.S. Airways Group, Inc.*	12,367
197	WABCO Holdings, Inc.*	12,344
		74,123
	INFORMATION TECHNOLOGY – 17.0%
369	Altera Corp.	12,332
27	Apple, Inc.	12,293
373	Broadcom Corp. - Class A	12,104
798	Ciena Corp.*	12,497
470	CoreLogic, Inc.*	12,333
57	Equinix, Inc.*	12,279

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
402	EZchip Semiconductor Ltd.*	$12,378
332	Fidelity National Information Services, Inc.	12,320
789	Finisar Corp.*	12,229
654	Jabil Circuit, Inc.	12,367
847	JDS Uniphase Corp.*	12,290
226	OSI Systems, Inc.*	12,308
738	Procera Networks, Inc.*	12,421
404	Qihoo 360 Technology Co., Ltd. - ADR*	12,350
186	QUALCOMM, Inc.	12,282
479	SouFun Holdings Ltd. - ADR	12,368
764	Teradyne, Inc.*	12,346
594	Vantiv, Inc. - Class A*	12,367
78	Visa, Inc. - Class A	12,317
		234,181
	MATERIALS – 10.7%
443	AngloGold Ashanti Ltd. - ADR	12,413
719	ArcelorMittal	12,338
1,066	Gold Fields Ltd. - ADR	12,387
350	Goldcorp, Inc.	12,352
839	Harry Winston Diamond Corp.*	12,392
631	Louisiana-Pacific Corp.*	12,260
320	Packaging Corp. of America	12,298
566	PolyOne Corp.	12,362
323	Sensient Technologies Corp.	12,306
914	Stillwater Mining Co.*	12,302
552	United States Steel Corp.	12,337
637	Vale S.A. - ADR	12,262
		148,009
	TELECOMMUNICATION SERVICES – 2.7%
225	China Mobile Ltd. - ADR	12,308
587	Nippon Telegraph & Telephone Corp. - ADR	12,362
788	Turkcell Iletisim Hizmetleri AS - ADR*	12,324
		36,994
	TOTAL COMMON STOCKS (Cost $1,224,643)	1,235,210

	SHORT-TERM INVESTMENTS – 12.4%
171,410	Fidelity Institutional Money Market Fund, 0.12%1	171,410

	TOTAL SHORT-TERM INVESTMENTS (Cost $171,410)	171,410

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	TOTAL INVESTMENTS – 102.2% (Cost $1,396,053)	1,406,620
	Liabilities in Excess of Other Assets – (2.2)%	(29,749)

	TOTAL NET ASSETS – 100.0%	$1,376,871

	SECURITIES SOLD SHORT – (59.8)%
	EXCHANGE-TRADED FUNDS – (59.8)%
(977)	iShares MSCI EAFE Index Fund	$(57,624)
(2,986)	iShares MSCI Emerging Markets Index Fund	(132,041)
(2,120)	iShares Russell 2000 Index Fund	(189,994)
(1,484)	SPDR S&P 500 ETF Trust	(222,155)
(1,119)	SPDR S&P MidCap 400 ETF Trust	(222,524)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $781,961)	(824,338)

	TOTAL SECURITIES SOLD SHORT (Proceeds $781,961)	$(824,338)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
REIT – Real Estate Investment Trust

As of January 31, 2013, cash of $746,301 and all or a portion of each long security has been pledged as collateral for securities sold short. The market value of the securities in the pledged account totaled $407,079 as of January 31, 2013.

* Non-income producing security.
1 The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedule of Investments.

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	EXCHANGE-TRADED FUNDS – 55.1%
104,797	iShares Barclays 0-5 Year TIPS Bond Fund	$10,828,674
145,933	iShares Barclays 1-3 Year Credit Bond Fund	15,410,524
258,440	iShares Barclays 1-3 Year Treasury Bond Fund	21,820,089
79,581	iShares Barclays MBS Bond Fund	8,578,832
25,900	PIMCO 1-5 Year U.S. TIPS Index Fund	1,403,003
248,120	PIMCO Enhanced Short Maturity Strategy Fund	25,184,180

	TOTAL EXCHANGE-TRADED FUNDS (Cost $83,125,796)	83,225,302

	SHORT-TERM INVESTMENTS – 40.8%
61,569,786	Fidelity Institutional Money Market Fund, 0.12%1	61,569,786

	TOTAL SHORT-TERM INVESTMENTS (Cost $61,569,786)	61,569,786

	TOTAL INVESTMENTS – 95.9% (Cost $144,695,582)	144,795,088
	Other Assets in Excess of Liabilities – 4.1%	6,191,755

	TOTAL NET ASSETS – 100.0%	$150,986,843

MBS – Mortgage Backed Securities
TIPS – Treasury Inflation-Protected Securities

1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2013 (Unaudited)

Note 1 – Organization
361 Absolute Alpha Fund (“Absolute Alpha” or “Absolute Alpha Fund”), 361 Long/Short Equity Fund (“Long/Short Equity” or “Long/Short Equity Fund”) and 361 Managed Futures Strategy Fund (“Managed Futures Strategy” or “Managed Futures Strategy Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Absolute Alpha Fund’s primary investment objective is to seek capital appreciation with low volatility and low correlation relative to the broad domestic and foreign equity markets. The Fund commenced investment operations on December 31, 2010, with two classes of shares, Class A and Class I.

The Long/Short Equity Fund’s primary investment objective is to outperform the S&P 500 Index but with lower volatility and a low correlation to that Index.  As a secondary objective, the Long/Short Equity Fund also seeks to outperform the HFRX Equity Hedge Index. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I.

The Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of broad stock and bond markets. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded.  The daily settlement prices for financial futures are provided by an independent source.  Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Open-end mutual fund investments (including money market funds) are valued at net asset value. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2013 (Unaudited)

meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

(c) Stock Index Futures
The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction.  There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The Absolute Alpha Fund had the following futures contracts open at January 31, 2013:

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at January 31, 2013	Unrealized Appreciation (Depreciation)
17	NASDAQ 100 E-Mini Index	March 2013	$929,266	$926,500	$(2,766)
11	Russell 2000 Mini Index	March 2013	990,255	990,110	(145)
					$(2,911)

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2013 (Unaudited)

The Long/Short Equity Fund had the following futures contracts open at January 31, 2013:

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at January 31, 2013	Unrealized Appreciation (Depreciation)
8	NASDAQ 100 E-Mini Index	March 2013	$437,302	$436,000	$(1,302)
					$(1,302)

(d) Short Sales
The Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

Note 3 – Federal Income Taxes
At January 31, 2013, the cost of investments and proceeds from securities sold short on a tax basis and gross unrealized appreciation and (depreciation) on investments and securities sold short for federal income tax purposes were as follows:

	Absolute Alpha	Long/Short Equity	Managed Futures Strategy
Cost of investments	$8,705,387	$1,397,760	$144,695,582

Proceeds from securities sold short	$(5,742,758)	$(761,706)	$-

Gross unrealized appreciation	$97,166	$10,818	$174,118
Gross unrealized depreciation	(664,206)	(63,287)	(74,612)
Net unrealized appreciation (depreciation) on investments and securities sold short	$(567,040)	$(52,469)	$99,506

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals, foreign currency and passive foreign investment companies ("PFICs").

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2013 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2013, in valuing the Fund’s assets carried at fair value:

Absolute Alpha:
	Level 1	Level 2	Level 33	Total
Assets
Investments
Common Stocks1	$6,364,824	$-	$-	$6,364,824
Short-Term Investments	2,402,949	-	-	2,402,949
Total Investments	$8,767,773	$-	$-	$8,767,773
Total Assets	$8,767,773	$-	$-	$8,767,773

Liabilities
Securities Sold Short
Exchange-Traded Funds	6,369,273			6,369,273
Total Securities Sold Short	$6,369,273	$-	$-	$6,369,273
Other Financial Instruments2
Futures Contracts	$(2,911)	$-	$-	$(2,911)
Total Liabilities	$6,366,362	$-	$-	$6,366,362

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2013 (Unaudited)

Long/Short Equity:
	Level 1	Level 2	Level 33	Total
Assets
Investments
Common Stocks1	$1,235,210	$-	$-	$1,235,210
Short-Term Investments	171,410	-	-	171,410
Total Assets	$1,406,620	$-	$-	$1,406,620

Liabilities
Securities Sold Short
Exchange-Traded Funds	$824,338	$-	$-	$824,338
Other Financial Instruments2
Futures Contracts	$(1,302)	$-	$-	$(1,302)
Total Liabilities	$823,036	$-	$-	$823,036

Managed Futures Strategy:
	Level 1	Level 2	Level 33	Total
Assets Investments
Exchange-Traded Funds	$83,225,302	$-	$-	$83,225,302
Short-Term Investments	61,569,786	-	-	61,569,786
Total Investments	$144,795,088	$-	$-	$144,795,088

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
2 Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts.  Futures contracts, forward contract and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
3 The Funds did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	3/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	3/27/13

By:	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	3/27/13